Schedule of Investments(a)
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.94%
Application Software–9.04%
Adobe, Inc.(b)	5,886	$1,873,161
Citrix Systems, Inc.	4,239	600,031
RingCentral, Inc., Class A(b)	4,779	1,012,718
salesforce.com, inc.(b)	20,087	2,892,126
Splunk, Inc.(b)	18,684	2,358,481
Synopsys, Inc.(b)	13,027	1,677,747
		10,414,264
Biotechnology–0.52%
Moderna, Inc.(b)	20,187	604,601
Consumer Electronics–1.82%
Sony Corp. (Japan)	35,300	2,098,345
Data Processing & Outsourced Services–11.16%
Fidelity National Information Services, Inc.	14,067	1,711,110
Fiserv, Inc.(b)	25,639	2,435,448
Mastercard, Inc., Class A	10,501	2,536,621
PayPal Holdings, Inc.(b)	29,805	2,853,531
Visa, Inc., Class A	20,657	3,328,256
		12,864,966
Health Care Equipment–5.86%
Abbott Laboratories	15,550	1,227,051
Boston Scientific Corp.(b)	62,832	2,050,208
DexCom, Inc.(b)	4,046	1,089,466
Intuitive Surgical, Inc.(b)	1,137	563,054
Teleflex, Inc.	6,229	1,824,225
		6,754,004
Health Care Technology–0.29%
Teladoc Health, Inc.(b)	2,199	340,867
Interactive Home Entertainment–7.64%
Activision Blizzard, Inc.	45,530	2,708,125
Electronic Arts, Inc.(b)	15,313	1,533,903
Nintendo Co. Ltd. (Japan)	3,600	1,388,498
Sea Ltd., ADR (Taiwan)(b)	45,297	2,007,110
Take-Two Interactive Software, Inc.(b)	9,892	1,173,290
		8,810,926
Interactive Media & Services–11.18%
Alphabet, Inc., Class A(b)	5,079	5,901,544
Alphabet, Inc., Class C(b)	1,066	1,239,556
Facebook, Inc., Class A(b)	34,403	5,738,420
		12,879,520
Internet & Direct Marketing Retail–15.07%
Alibaba Group Holding Ltd., ADR (China)(b)	33,973	6,607,069
Amazon.com, Inc.(b)	5,244	10,224,332
Booking Holdings, Inc.(b)	401	539,473
		17,370,874
Life Sciences Tools & Services–4.71%
10X Genomics, Inc., Class A(b)(c)	18,226	1,135,844
Shares		Value
Life Sciences Tools & Services–(continued)
Illumina, Inc.(b)	6,785	$1,853,119
IQVIA Holdings, Inc.(b)	10,609	1,144,287
Thermo Fisher Scientific, Inc.	4,551	1,290,664
		5,423,914
Managed Health Care–0.49%
UnitedHealth Group, Inc.	2,271	566,342
Movies & Entertainment–2.23%
Netflix, Inc.(b)	6,839	2,568,044
Semiconductor Equipment–4.17%
Applied Materials, Inc.	78,672	3,604,751
ASML Holding N.V., New York Shares (Netherlands)	4,575	1,197,003
		4,801,754
Semiconductors–8.46%
NVIDIA Corp.	11,734	3,093,082
QUALCOMM, Inc.	26,712	1,807,067
Semtech Corp.(b)	65,734	2,465,025
Silicon Motion Technology Corp., ADR (Taiwan)	64,939	2,380,664
		9,745,838
Systems Software–9.16%
Microsoft Corp.	53,429	8,426,288
ServiceNow, Inc.(b)	7,425	2,127,856
		10,554,144
Technology Hardware, Storage & Peripherals–5.68%
Apple, Inc.	25,722	6,540,847
Trucking–0.46%
Lyft, Inc., Class A(b)	19,595	526,126
Total Common Stocks & Other Equity Interests (Cost $61,023,210)		112,865,376
Money Market Funds–2.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	981,533	981,533
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	677,157	676,887
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	1,121,752	1,121,752
Total Money Market Funds (Cost $2,780,158)		2,780,172
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $63,803,368)		115,645,548
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)(e)	756,158	756,158

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)(e)	189,462	$189,386
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $945,500)		945,544
TOTAL INVESTMENTS IN SECURITIES–101.17% (Cost $64,748,868)		116,591,092
OTHER ASSETS LESS LIABILITIES—(1.17)%		(1,353,823)
NET ASSETS–100.00%		$115,237,269
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2020.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$109,378,533	$3,486,843	$—	$112,865,376
Money Market Funds	3,725,716	—	—	3,725,716
Total Investments	$113,104,249	$3,486,843	$—	$116,591,092
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco V.I. Technology Fund